Debt Instruments Eligible as Capital	12 Months Ended
Dec. 31, 2023
Debt Instruments Eligible As Capital
Debt Instruments Eligible as Capital

19.	Debt Instruments Eligible as Capital

The details of the balance for “Debt Instruments Eligible as Capital,” associated with the issuance of instruments to constitute Tier 1 and Tier 2 of the regulatory capital as part of the Capital Optimization Plan, are as follows:

					2023	2022	2021
	Issuance	Maturity	Value (in millions)	Interest Rate (p.a.)
Tier I (1)	nov-18	No Term (Perpetual)	US$1,250	7.250%	6,116,218	6,591,740	7,050,080
Tier II (1)	nov-18	nov/28	US$1,250	6.125%	-	6,580,937	7,038,527
Financial Bills - Tier II (2)	nov-21	nov-31	R$5,300	CDI+2%	7,072,124	6,133,677	5,351,046
Financial Bills - Tier II (2)	dez-21	dez-31	R$200	CDI+2%	266,647	231,264	201,755
Financial Bills - Tier II (2)	out-23	out-33	R$6,000	CDI+1,6%	6,171,978	-	-
Total					19,626,967	19,537,618	19,641,408
(1)	The issuances were conducted through the Cayman Branch and are not subject to withholding tax, with interest paid semi-annually, beginning from May 8, 2019.
(2)	Financial Bills issued in 2021 and 2023 include a redemption and repurchase option

	2023	2022	2021
Balances at the beginning of the fiscal year	19,537,618	19,641,408	13,119,660
Issuance - Tier II	6,000,000	-	5,500,000
Interest payment Tier I (1)	461,186	484,291	505,300
Interest payment Tier II (1)	1,464,586	379,103	449,899
Exchange differences / Others	(614,496)	(105,467)	977,855
Payments of interest - Tier I	(507,291)	(467,099)	(493,071)
Payments of interest - Tier II	(206,683)	(394,618)	(418,235)
Repurchase	(6,507,953)	-	-
Balance at the end of the fiscal year	19,626,967	19,537,618	19,641,408
(1)	Interest remuneration related to Tier 1 and Tier 2 Debt Instruments Eligible as Capital was recorded in the period’s results as “Interest and Similar Expenses” (Note 32).

The specific characteristics of the Notes issued for Tier I inclusion are: (a) Principal: US$1,250 billion; (b) Interest Rate: 7.25% p.a.; (c) no maturity date (perpetual); (d) Interest payment frequency: semi-annually, beginning on May 8, 2019.

The specific characteristics of the Notes issued for Tier II inclusion are: (a) Principal: US$1,250 billion; (b) Interest Rate: 6.125% p.a.; (c) Maturity date: November 8, 2028; and (d) Interest payment frequency: semi-annually, beginning on May 8, 2019.

The Notes possess the following characteristics in common:

(a) Unit value of no less than US$150 thousand and in whole multiples of US$1 thousand for any amount exceeding this minimum value;

(b) The Notes may be repurchased or redeemed by Banco Santander after the 5th (fifth) anniversary of their issuance date, at the sole discretion of the Bank or due to changes in the tax legislation applicable to the Notes; or at any time, due to the occurrence of certain regulatory events.